Accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Accrued Liabilities
Accrued liabilities (Table)

The amounts in the consolidated condensed balance sheets are analyzed as follows:

	Period/Year ended
	June 30, 2021	December 31, 2020
Provisions for legal claims (Note 9)	$4,500	$—
Other accrued liabilities	$1,694	$1,655
Total accrued liabilities	$6,194	$1,655